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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



ELFUN TRUST

SCHEDULE OF INVESTMENTS (DOLLARS IN
THOUSANDS)  -  SEPTEMBER 30, 2006 (UNAUDITED)

                                                                       NUMBER OF
                                                                          SHARES                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.5%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 18.5%
Bed Bath & Beyond, Inc.                                                  800,000                          $   30,608 (a)
Carnival Corp.                                                         1,550,000                              72,896
Comcast Corp. (Class A)                                                2,140,000                              78,773 (a)
Home Depot, Inc.                                                       1,840,000                              66,737
Liberty Global, Inc. (Series A)                                          149,416                               3,846 (a)
Liberty Global, Inc. (Series C)                                        1,818,671                              45,576 (a)
Liberty Media Holding Corp - Capital (Series A)                          455,000                              38,024 (a)

Liberty Media Holding Corp - Interactive                               2,275,000                              46,364 (a)
(Series A)
News Corp. (Class A)                                                     800,000                              15,720
Target Corp.                                                             340,000                              18,785
                                                                                                             417,329

CONSUMER STAPLES - 2.8%
Colgate-Palmolive Co.                                                    240,000                              14,904
PepsiCo, Inc.                                                            760,000                              49,598
                                                                                                              64,502

ENERGY - 7.0%
Baker Hughes Incorporated                                                200,000                              13,640
Exxon Mobil Corp.                                                        760,000                              50,996
Schlumberger Ltd.                                                      1,300,000                              80,639
Transocean Inc.                                                          175,000                              12,815 (a)
                                                                                                             158,090

FINANCIALS - 17.8%
AFLAC Incorporated                                                       620,000                              28,371
Alleghany Corp.                                                           37,884                              10,949 (a)
American International Group, Inc.                                       280,000                              18,553
Berkshire Hathaway, Inc. (Class B)                                        14,000                              44,436 (a)
CB Richard Ellis Group, Inc. (Class A)                                 1,020,000                              25,092 (a)
Citigroup, Inc.                                                        1,100,000                              54,637
Federal National Mortgage Assoc.                                       1,100,000                              61,501
Metlife, Inc.                                                            130,000                               7,368
SLM Corp.                                                              1,125,000                              58,478
State Street Corp.                                                     1,510,000                              94,224 (c)
                                                                                                             403,609

HEALTHCARE - 19.9%
Abbott Laboratories                                                      480,000                              23,309
Amgen, Inc.                                                            1,210,000                              86,551 (a)
DENTSPLY International, Inc.                                              80,000                               2,409
Johnson & Johnson                                                      1,200,000                              77,928
Lincare Holdings Inc.                                                  1,400,000                              48,496 (a)
Medtronic Inc.                                                           750,000                              34,830
Pfizer Inc.                                                            2,750,000                              77,990
UnitedHealth Group, Inc.                                               1,000,000                              49,200
Wyeth                                                                    280,000                              14,235
Zimmer Holdings, Inc.                                                    510,000                              34,425 (a)
                                                                                                             449,373

INDUSTRIALS - 4.1%
Dover Corp.                                                            1,880,000                              89,187
Stericycle, Inc.                                                          35,000                               2,443 (a)
                                                                                                              91,630

INFORMATION TECHNOLOGY - 23.0%
Analog Devices, Inc.                                                     700,000                              20,573
Automatic Data Processing, Inc.                                          680,000                              32,191
Checkfree Corp.                                                          130,000                               5,372 (a)
Cisco Systems, Inc.                                                    2,150,000                              49,450 (a)
Cogent, Inc.                                                              75,000                               1,030 (a)
eBay, Inc.                                                               875,000                              24,815 (a)
First Data Corp.                                                       2,150,000                              90,300 (d)
Intuit Inc.                                                            1,950,000                              62,575 (a)
Iron Mountain Incorporated                                               125,000                               5,368 (a)
Linear Technology Corp.                                                  370,000                              11,514
Microsoft Corp.                                                        2,450,000                              66,959
Molex, Inc. (Class A)                                                  2,300,000                              75,693
NAVTEQ Corp.                                                              90,000                               2,350 (a)
Paychex, Inc.                                                            550,000                              20,268
QUALCOMM, Inc.                                                           520,000                              18,902
Yahoo! Inc.                                                            1,250,000                              31,600 (a)
                                                                                                             518,960

MATERIALS - 2.5%
Monsanto Co.                                                           1,200,000                              56,412

TELECOMMUNICATION SERVICES - 0.9%
American Tower Corp. (Class A)                                           100,000                               3,650 (a)
Vodafone Group, PLC ADR                                                  770,000                              17,602
                                                                                                              21,252

TOTAL INVESTMENTS IN SECURITIES                                                                            2,181,157
(COST $1,412,449)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.49%                                                                 93,272,227                              93,272 (b,e)
(COST $93,272)

TOTAL INVESTMENTS                                                                                          2,274,429
(COST $1,505,721)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -                                                                 (13,492)
(0.6)%
                                                                                                          ----------
NET ASSETS  - 100.0%                                                                                      $2,260,937
                                                                                                          ==========


NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2006 (unaudited)


(a)  Non-income producing security.

(b)  Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At September 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

+    Percentages are based on net assets as of September 30, 2006.

*    Less than 0.1%

**   Amount is less than $500



Abbreviations:

ADR  American Depositary Receipt


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /s/RONALD R. PRESSMAN
	Ronald P. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated


Date:  November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/RONALD R. PRESSMAN
	Ronald P. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated


Date:  November 29, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 29, 2006